Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The fair value measurements of assets and liabilities are categorized based on the following hierarchy:

Level 1	Fair value determined based on quoted prices in active markets for identical assets or liabilities.
Level 2	Fair value determined using significant observable inputs, such as quoted prices for similar assets or liabilities or quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data, by correlation or other means.
Level 3	Fair value determined using significant unobservable inputs, such as pricing models, discounted cash flows, or similar techniques.

The mutual funds and money market fund offered under the Plan as investment options are registered with the U.S. Securities and Exchange Commission (SEC) and valued at their daily closing price. As described in Note 1 – Description of the Plan, the Participant-directed brokerage account represents investments among various fund options offered by an affiliate of the Trustee, including funds that are not offered as investment options under the Plan. The KB Home Stock Fund represents investments in shares of the Company’s common stock.

The following table presents the Plan’s fair value hierarchy and its financial assets measured at fair value on a recurring basis:

	Fair Value Hierarchy	December 31,
Description		2025	2024
Mutual funds	Level 1	$396,314,914	$338,033,293
Money market fund	Level 1	14,109,683	13,220,040
KB Home Stock Fund	Level 1	14,494,073	18,076,332
Participant-directed brokerage account investments	Level 1	18,561,437	12,502,903
		443,480,107	381,832,568
Stable Value Fund, at net asset value		3,107,342	3,230,874
Investments, at fair value		$446,587,449	$385,063,442

The fair values of the mutual funds, money market fund, KB Home Stock Fund, and Participant-directed brokerage account investments are determined based on quoted market prices in active markets as of December 31, 2025 and 2024. The fair value of the Stable Value Fund is measured using the NAV per share practical expedient, as described in Note 2 – Summary of Significant Accounting Policies. Investments valued based on the NAV per share practical expedient are excluded from the fair value hierarchy. The fair value amounts presented in the table above are intended to reconcile the fair value hierarchy table to the amounts presented in the accompanying Statements of Net Assets Available for Benefits.